Deferred tax assets and liabilities	12 Months Ended
Mar. 31, 2022
Disclosure Of Deferred tax assets and liabilities [Abstract]
Disclosure of deferred taxes [text block]

11.	Deferred tax assets and liabilities

The tax effects of significant temporary differences that resulted in deferred tax assets and a description of the items that created these differences is given below

Recognized deferred tax assets / (liabilities)	Assets / (liabilities)
	March 31, 202 2	March 31, 20 21
Deductible temporary difference
Property, Plant and Equipment	556,604	597,497
Lease obligations on right of use assets	130,143	61,752
Provision for employee benefits	46,204	8,886
Accounts receivable	111,455	99,078
Provision for Doubtful Advances	20,976	12,585
	865,382	779,798
Taxable temporary difference
Intangible assets	(143,519)	(143,326)
Finance Lease obligations	(35,670)	-
	(179,189)	(143,326)

Unused Tax credits
Mat Credit Entitlement	-	-
Net deferred tax asset (liability) recognized in Balance Sheet	686,193	636,472

The Group has recognised deferred tax assets arising on temporary deductible difference only to the extent of deferred tax liabilities arising on taxable temporary differences during the year. In assessing the realizability of deferred tax assets, management considers whether some portion or all of deferred tax assets will not be realized. The ultimate realization of deferred tax assets and tax loss carry forwards is dependent upon the generation of future taxable income during the periods in which the temporary differences become deductible. Management considers the scheduled reversals of deferred tax liabilities, projected future taxable income and tax planning strategy in making this assessment. Based on the level of historical taxable income and projections of future taxable income over the periods in which deferred tax assets are deductible, management believes that the Group will realize the benefits of those recognized deductible differences. The amount of deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income are reduced.

Movement in temporary differences during the year

	Balance as of March 31, 2020	Recognized in income statement	Recognized in Equity / Balance sheet	Balance as of March 31, 20 21	Recognized in income statement	Recognized in Equity / Balance sheet	Balance as of March 31, 202 2
Property, plant and equipment	181,237	416,260	-	597,497	(40,893)	-	556,604
Intangible assets	(181,238)	37,912	-	(143,326)	(193)	-	(143,519)
Lease obligations on right of use assets	33,028	28,724	-	61,752	68,391	-	130,143
Finance Lease obligations	-	-	-	-	(35,670)	-	(35,670)
MAT Credit entitlement	66,318	(66,318)	-	-	-	-
Provision for employee benefits	-	8,886	-	8,886	37,372	-	46,258
Accounts receivable	-	99,078	-	99,078	12,377	-	111,455
Provision for Doubtful Advances							-
	-	12,585	-	12,585	8,391	-	20,976

Unrecognized deferred tax assets / (liabilities)

	As of March 31, 202 2	As of March 31, 2021
Deductible temporary differences	-	-
Unrecognized tax losses	-	-
	-	-

Considering the probability of availability of future taxable profits in the period in which tax losses expire, deferred tax assets have not been recognized in respect of tax losses carried forward by the Group. The above tax losses expire at various years.

Income tax expense recognized in profit or loss

	March 31, 202 2	March 31, 2021	March 31, 2020
Current tax expense / (benefit)
Current period	639,982	671,877	345,707

Deferred tax expense / (benefit)
Origination and reversal of temporary differences	(49,721)	(603,463)	(31,368)
MAT credit entitlement			-

Total income tax expense / (benefit)	590,261	68,414	314,339

There are no income taxes directly recognized in other comprehensive income.

Reconciliation of effective tax rate

A reconciliation of the income tax provision to the amount computed by applying the statutory income tax rate to the income before taxes is summarized below:

	Year ended March 31, 202 2	Year ended March 31, 2021	Year ended March 31, 2020
Profit before income taxes	1,862,838	1,600,276	1,019,716
Enacted tax rates in India	25.17%	34.94%	34.94%
Computed expected tax expense / (benefit)	468,876	559,209	356,343
Effect of:
Share based payment expense not deductible for tax purposes	-	-	-
Unrecognized deferred tax assets on losses incurred during the year (net of temporary differences, if any)
Recognition of previously unrecognised deferred tax asset on temporary differences	(37,923)	(267,566)	84,588
Difference on account differential tax rates in different jurisdictions	23,917	(1,555)	7,149
Expenses/income not taxable		-	-
Recognition of current year temporary differences		(129,500)	(33,028)
Recognition of previously unrecognized tax losses	-	-	(100,713)
Difference on account of differential tax rates in different companies	-	(86,987)	-
Effect of expenses that are not deductible in determining taxable profit	7,224	3,092	-

E xpenses/income not taxable	-	3,491	-
U nrecognized temporary differences	14,875	2,056	-
U tilisation of previously unrecognised temporary differences	(718)	(28,182)	-
E ffect of rate difference in opening and closing deferred tax	-	14,356	-
O ther s	(10,920)	-	-
Reversal of previously recognised temporary differences	125,591	-	-
	590,922	68,414	314,339